PIMCO REALPATH Blend 2035 Fund Expense Example - PIMCO REALPATH Blend 2035 Fund	Jun. 30, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	688
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	645
Expense Example, with Redemption, 3 Years	850
Expense Example, with Redemption, 5 Years	1,071
Expense Example, with Redemption, 10 Years	$ 1,706